Share-Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
9.	Share-Based Compensation

The Company’s 2010 Incentive Compensation Plan (the “2010 Plan”) allows for the issuance of 2,500,000 shares of common stock and provides for the grant of stock options, restricted stock units, performance restricted stock units, and other awards to the Company’s employees and directors.

In 2015, the Company added performance restricted stock units to its share-based compensation plan. Under this program, performance restricted stock units are awarded to eligible employees based on pre-established financial performance goals. No performance restricted stock unit awards were earned as of December 31, 2017 or 2016.

The Company awards restricted stock units to certain key employees and independent directors. The restricted stock units vest ratably over a four-year service period from the grant date. Restricted stock units are valued based on the market price on the date of the grant and are amortized on a straight-line basis over the vesting period. Compensation expense for restricted stock units is based on fair market value at the grant date.

The following table summarizes the nonvested restricted stock units as of December 31, 2017 and 2016:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (Years)
Nonvested as of December 31, 2015	208,775	$23.75	1.7

Granted	190,179	11.12
Vested	(104,886)	22.05
Forfeitures	(19,304)	20.04

Nonvested as of December 31, 2016	274,764	$15.67	1.8

Granted	271,279	7.59
Vested	(113,956)	16.73
Forfeitures	(74,000)	10.35

Nonvested as of December 31, 2017	358,087	$9.96	2.7

Unrecognized share-based compensation expense for restricted stock units was $2.5 million as of December 31, 2017. The expense is expected to be recognized over a weighted-average period of approximately 3 years.

The Company previously maintained a Key Employee Equity Plan (“Equity Plan”), a stock-based compensation plan that permitted the grant of stock options to Company employees and directors. Stock options under the Equity Plan were granted with an exercise price equal to or in excess of the fair value of the Company’s stock on the date of grant. Such options vested ratably over a two or four-year service period and were exercisable ten years from the date of grant, but only to the extent vested as specified in each option agreement. The Company no longer issues awards under this plan.

Group Transportation Services (“GTS”) previously maintained a Key Employee Equity Plan (“GTS Plan”), which permitted the grant of stock options to employees and directors. Stock options under the GTS Plan were granted with an exercise price equal to or in excess of the fair value of GTS’ stock on the date of grant. Such options vested ratably over a two or four-year service period and were exercisable ten years from the date of grant, but only to the extent vested as specified in each option agreement. In connection with the Company’s merger with GTS effective upon the IPO, all options granted pursuant to the GTS Plan outstanding at the effective time of the merger became options to purchase shares of the Company’s common stock. The Company no longer issues awards under this plan.

Under the 2010 Plan, the Company may award stock options to certain key employees. The stock options vest ratably over a three to five-year service period and are exercisable four to seven years from the date of grant, but only to the extent vested as specified in each option agreement. Stock options awarded are valued based upon the Black-Scholes option pricing model and the Company recognizes this value as stock compensation expense over the periods in which the options vest. Use of the Black Scholes option-pricing model requires that the Company make certain assumptions, including expected volatility, risk-free interest rate, expected dividend yield, and the expected life of the options. The Company granted stock options to purchase 564,000 and 650,000 shares in 2017 and 2016, respectively.

Stock option fair value assumptions for the stock options granted during the year ended December 31, 2017 and 2016 are as follows:

	2017	2016
Option life (years)	7 years	4 to 7 years
Risk free interest rate	1.8% to 2.2%	1.3% to 1.8%
Dividend yield	—	—
Expected volatility	47.8% to 48.0%	40.8% to 46.9%
Expected life (years)	5 years	3 to 5 years
Weighted average fair value of stock options granted	$3.14	$2.04

A summary of the option activity for the years ended December 31, 2017 and 2016 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding as of December 31, 2015	289,367	$14.77	0.7

Granted	650,000	10.20
Exercised	—	—

Outstanding as of December 31, 2016	745,259	$12.34	4.4

Granted	564,000	$7.18
Forfeited	(59,726)	13.39

Outstanding as of December 31, 2017	1,249,533	$10.34	4.9

Unrecognized stock compensation expense for stock options was $2.1 million as of December 31, 2017. The expense is expected to be recognized over a weighted-average period of approximately 3 years.

All outstanding options are non-qualified options. There were 198,867, 95,259, and 289,367 options exercisable as of December 31, 2017, 2016, and 2015, respectively. As of December 31, 2017, for exercisable options, the weighted-average exercise price was $10.34, the weighted average remaining contractual term was approximately five years and there was no estimated aggregate intrinsic value per share. As of December 31, 2017, 1,050,666 options were unvested.

Stock-based compensation expense for restricted stock units and stock options was $2.2 million, $2.2 million, and $2.5 million for the years ended December 31, 2017, 2016, and 2015, respectively. The related estimated income tax benefit recognized in the accompanying consolidated statements of operations, net of estimated forfeitures, was $0.9 million for each of the years ended December 31, 2017, 2016, and 2015. Following the adoption of ASU 2016-09, the Company recorded tax deficiencies on vested shares of $0.4 million in benefit from income taxes for the year ended December 31, 2017. Prior to January 1, 2017, tax deficiencies and excess tax benefits on vested shares was reported through additional paid-in capital.